Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Carrying value of goodwill by segment

	Sohu	Sogou	Changyou	Total
Balance as of December 31, 2016
Goodwill	72,011	5,565	96,949	174,525
Accumulated impairment losses	(35,788)	0	(70,447)	(106,235)

	$36,223	$5,565	$26,502	$68,290

Transactions in 2017
Goodwill associated with MoboTap reclassified from assets held for sale to assets held for use	0	0	83,470	83,470
Goodwill impairment recognized for MoboTap	0	0	(83,470)	(83,470)
Goodwill associated with an acquisition	1,000	0	0	1,000
Foreign currency translation adjustment	930	343	1,002	2,275

Balance as of December 31, 2017	$38,153	$5,908	$27,504	$71,565

Balance as of December 31, 2017
Goodwill	73,941	5,908	181,421	261,270
Accumulated impairment losses	(35,788)	0	(153,917)	(189,705)

	$38,153	$5,908	$27,504	$71,565

Transactions in 2018
Foreign currency translation adjustment	(772)	(283)	(878)	(1,933)
Impairment losses	0	0	(16,369)	(16,369)

Balance as of December 31, 2018	$37,381	$5,625	$10,257	$53,263

Balance as of December 31, 2018
Goodwill	69,627	5,625	180,543	255,795
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,381	5,625	$10,257	$53,263